COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 5:-	COMMITMENTS AND CONTINGENT LIABILITIES

From time to time the Company is involved in claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

NOTE 7:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	The facilities and motor vehicles of Ltd. are leased under several operating lease agreements.

Ltd. is party to a lease agreement in Israel for its offices for a period of 36 months commencing January 1, 2014 and scheduled to expire on December 31, 2016.

Commencing November 13, 2011 and through the year ended 2014, Ltd. entered into several motor vehicle lease agreement for a period of 36 months. As of December 31, 2014 the Company maintains 13 leased cars.

As of December 31, 2014, the future minimum aggregate lease commitments under non-cancelable operating lease agreements are as follows:

		Motor
As of ended December 31,	Facilities	vehicles	Total

2015	$135	$112	$247
2016	135	62	197
2017	-	20	20

	$270	$194	$464

Facility and motor vehicle lease expenses for the year ended December 31, 2014 and 2013 were $273 and $468, respectively.

b.	As of December 31, 2014, Ltd. established guarantees to cover rent agreements and credit cards commitments amounted to $58 and $23, respectively.